Prepaids Expenses and Other Current Assets (Details) - USD ($) $ in Thousands		Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Prepaids Expenses And Other Current Assets
Advance non-income taxes	[1]		$ 4,179	$ 3,371
Prepaid expenses			878	405
Advance to vendors			728	119
Security deposits			424	29
Other			786	193
Prepaids and other current assets		$ 7,196	$ 6,995	$ 4,117

[1]	Advance non-income taxes consist of tax credits owed to the Company that were levied from taxing authorities.